UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05010

Mutual Fund and Variable Insurance Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2

Omaha, NE 68130

(Address of principal executive offices)(Zip code)

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 1.800.253.0412

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2016

Item 1. Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Catalyst Dividend Capture VA Fund
Portfolio of Investments (Unaudited)
March 31, 2016
Shares		Fair Value
Common Stocks — 77.7%
Consumer Discretionary — 17.4%
16,875	Cedar Fair LP	$ 1,003,219
11,125	Leggett & Platt, Inc.	538,450
7,375	McDonald's Corp.	926,890
18,000	Six Flags Entertainment Corp.	998,820
6,300	Target Corp.	518,364
		3,985,743
Consumer Staples — 15.4%
15,050	Altria Group, Inc.	943,033
3,000	Clorox Co./The	378,180
8,050	General Mills, Inc.	509,967
11,275	Procter & Gamble Co./The	928,045
15,500	Reynolds American, Inc.	779,805
		3,539,030
Health Care — 1.9%
11,000	Owens & Minor, Inc.	444,620
Industrials — 12.8%
20,600	Emerson Electric Co.	1,120,228
13,225	KAR Auction Services, Inc.	504,401
2,125	Lockheed Martin Corp.	470,688
9,000	Republic Services, Inc.	428,850
7,000	Waste Management, Inc.	413,000
		2,937,167
Information Technology — 6.8%
3,625	International Business Machines Corp.	549,006
18,600	Paychex, Inc.	1,004,586
		1,553,592
Materials — 1.9%
6,000	Avery Dennison Corp.	432,660
Telecommunication Services — 4.3%
18,400	Verizon Communications, Inc.	995,072
Utilities — 17.2%
5,275	ALLETE, Inc.	295,769
4,225	Alliant Energy Corp.	313,833
6,225	Ameren Corp.	311,873
4,575	American Electric Power Co., Inc.	303,780
7,525	Avista Corp.	306,870
3,825	Dominion Resources, Inc.	287,334
3,250	DTE Energy Co.	294,645
6,575	New Jersey Resources Corp.	239,527
850	NextEra Energy, Inc.	100,589
4,150	Pinnacle West Capital Corp.	311,541
4,400	SCANA Corp.	308,660
5,600	Southern Co./The	289,688
3,000	UGI Corp.	120,870
2,475	WEC Energy Group, Inc.	148,673
7,250	Xcel Energy, Inc.	303,195
		3,936,847
Total Common Stocks (Cost $15,903,525)		17,824,731
Preferred Stocks — 21.0%
Financials — 16.2%
11,000	Aegon NV, 8.00%	296,890
12,000	Allstate Corp./The, 5.10%	312,840
22,624	Axis Capital Holdings Ltd., Series C, 6.88%	585,509
17,500	KKR Financial Holdings LLC, 8.38%	457,450
10,000	Northern Trust Corp., Series C, 5.85%	269,500
23,000	Raymond James Financial, Inc., 6.90%	603,060
21,000	U.S. Bancorp, Series F, 6.50%	617,820
20,500	Wells Fargo & Co., Series J, 8.00%	575,025
		3,718,094
Real Estate Investment Trusts — 4.8%
2,000	National Retail Properties, Inc., Series D, 6.63%	52,200
14,000	PS Business Parks, Inc., Series S, 6.45%	361,200
17,000	Public Storage, Series Q, 6.50%	425,850
9,500	Realty Income Corp., Series F, 6.63%	247,285
		1,086,535
Total Preferred Stocks (Cost $4,837,120)		4,804,629
Short-Term Investments — 1.3%
301,606	Federated Treasury Obligations Fund, Institutional Class, 0.17% (a)	301,606
Total Short-Term Investments (Cost $301,606)		301,606
Total Investments (Cost $21,042,251) — 100.0% (b)		$ 22,930,966
Other Assets in Excess of Liabilities — 0.0%		767
Net Assets — 100.0%		$ 22,931,733

(a) Rate disclosed is the seven day yield as of March 31, 2016.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $21,133,485 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 1,998,705
	Unrealized depreciation:	(201,224)
	Net unrealized appreciation:	$ 1,797,481

See accompanying notes which are an integral part of these portfolio of investments.

Catalyst Insider Buying VA Fund
Portfolio of Investments (Unaudited)
March 31, 2016
Shares		Fair Value
Common Stocks — 81.9%
Consumer Discretionary — 8.5%
14,250	Dorman Products, Inc. *	$ 775,485
14,000	Gentherm, Inc. *	582,260
23,250	La-Z-Boy, Inc.	621,705
4,750	Papa John's International, Inc.	257,403
10,500	Pinnacle Entertainment, Inc. *	368,550
10,500	Texas Roadhouse, Inc.	457,590
		3,062,993
Consumer Staples — 3.4%
6,000	Cal-Maine Foods, Inc.	311,460
10,000	Sanderson Farms, Inc.	901,800
		1,213,260
Energy — 2.0%
15,000	Archrock, Inc.	120,000
20,000	Atwood Oceanics, Inc.	183,400
3,500	Dril-Quip, Inc. *	211,960
7,500	Exterran Corp. *	115,950
5,000	SM Energy Co.	93,700
		725,010
Financials — 19.5%
27,000	American Equity Investment Life Holding Co.	453,600
17,000	Community Bank System, Inc.	649,570
6,500	Cullen/Frost Bankers, Inc.	358,215
7,000	Evercore Partners, Inc., Class A	362,250
62,000	F.N.B. Corp.	806,620
25,000	International Bancshares Corp.	616,500
12,500	PRA Group, Inc. *	367,375
17,500	PrivateBancorp, Inc.	675,500
13,000	RLI Corp.	869,180
9,500	South State Corp.	610,185
41,000	Umpqua Holdings Corp.	650,260
13,000	Wintrust Financial Corp.	576,420
		6,995,675
Health Care — 11.8%
17,000	Abaxis, Inc.	771,630
8,000	AmSurg Corp. *	596,800
14,000	Cerner Corp. *	741,440
7,000	Greatbatch, Inc. *	249,480
10,000	Luminex Corp. *	194,000
12,250	Masimo Corp. *	512,540
11,000	Myriad Genetics, Inc. *	411,730
14,250	Neogen Corp. *	717,487
2,333	Nuvectra Corp. *	12,622
5,000	Osiris Therapeutics, Inc.	28,550
1	PharMerica Corp. *	22
		4,236,301
Industrials — 13.3%
18,000	Aerojet Rocketdyne Holdings, Inc. *	294,840
15,000	Apogee Enterprises, Inc.	658,350
8,500	Barnes Group, Inc.	297,755
10,750	Curtiss-Wright Corp.	813,452
24,000	Hillenbrand, Inc.	718,800
19,250	Korn/Ferry International	544,582
17,000	TASER International, Inc. *	333,710
19,000	Tetra Tech, Inc.	566,580
29,500	Trinity Industries, Inc.	540,145
		4,768,214
Information Technology — 14.7%
11,000	ACI Worldwide, Inc. *	228,690
5,000	Anixter International, Inc. *	260,550
20,000	Cardtronics, Inc. *	719,800
25,500	Diodes Inc. *	512,550
12,000	Ebix, Inc.	489,480
5,000	Integrated Device Technology, Inc. *	102,200
13,000	LogMeIn, Inc. *	655,980
8,250	Plexus Corp. *	326,040
28,000	Sanmina Corp. *	654,640
13,000	ScanSource, Inc. *	524,940
13,250	Synchronoss Technologies, Inc. *	428,505
3,000	Tyler Technologies, Inc. *	385,830
		5,289,205
Materials — 2.7%
3,250	Albemarle Corp.	207,773
17,500	KapStone Paper and Packaging Corp.	242,375
11,000	Sonoco Products Co.	534,270
		984,418
Real Estate Investment Trusts — 1.0%
13,250	Equity One, Inc.	379,745
Telecommunication Services — 0.6%
2,000	8x8, Inc. *	20,120
10,000	General Communication, Inc., Class A *	183,200
		203,320
Utilities — 4.4%
12,500	American States Water Co.	492,000
6,500	National Fuel Gas Co.	325,325
15,000	Vectren Corp.	758,400
		1,575,725
Total Common Stocks (Cost $26,972,351)		29,433,866
Exchange-Traded Funds — 10.3%
10,500	iShares Core S&P Small-Cap ETF	1,181,985
9,000	iShares U.S. Real Estate ETF	700,740
16,000	SPDR S&P 600 Small Cap ETF	1,617,600
1,250	SPDR S&P 600 Small Cap Growth ETF	216,038
Total Exchange-Traded Funds (Cost $3,696,305)		3,716,363
Short-Term Investments — 7.9%
2,850,090	Federated Treasury Obligations Fund, Institutional Class, 0.17% (a)	2,850,090
Total Short-Term Investments (Cost $2,850,090)		2,850,090
Total Investments (Cost $33,518,746) — 100.1% (b)		$ 36,000,319
Liabilities in Excess of Other Assets — (0.1)%		(51,137)
Net Assets — 100.0%		$ 35,949,182

* Non-income producing security.
ETF — Exchange Traded Fund

(a) Rate disclosed is the seven day yield as of March 31, 2016.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $33,519,286 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 4,837,365
	Unrealized depreciation:	(2,356,332)
	Net unrealized appreciation:	$ 2,481,033

See accompanying notes which are an integral part of these portfolio of investments.

NOTES TO PORTFOLIOS OF INVESTMENTS
March 31, 2016 (Unaudited)

(1) Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

A. Investment Valuations
The Trust calculates the net asset value (“NAV”) for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies. Option contracts are generally valued using the closing price based on the exchange they are traded on.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Trustees have authorized the use of an independent fair valuation service. If the movement in a designated U.S. market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model provided from the independent third party to fair value its international equity securities.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2016, based on the three levels defined previously:

	Level 1	Level 2	Level 3	Total
Dividend Capture VA Fund
Investment Securities:
Common Stocks	$ 17,824,731	$ -	$ -	$ 17,824,731
Preferred Stocks	4,804,629	-	-	4,804,629
Short-Term Investments	301,606	-	-	301,606
Total Investment Securities	$ 22,930,966	$ -	$ -	$ 22,930,966
Insider Buying VA Fund
Investment Securities:
Common Stocks	$ 29,433,866	$ -	$ -	$ 29,433,866
Exchange-Traded Funds	3,716,363	-	-	3,716,363
Short-Term Investments	2,850,090	-	-	2,850,090
Total Investment Securities	$ 36,000,319	$ -	$ -	$ 36,000,319

For the period ended March 31, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. Transfers from Level 2 to Level 1 indicate that the fair value of international equity securities used at the previous reporting period end did not occur as of the current reporting period end. The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and Level 2 during the period.

B. Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

Item 2. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund and Variable Insurance Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President and Chief Executive Officer
Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President and Chief Executive Officer
Date:	May 27, 2016

By:	/s/ Erik Naviloff
Name:	Erik Naviloff
Title:	Treasurer
Date:	May 27, 2016